Borrowings (Tables)	12 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Disclosure of Terms and Debt Repayment Schedule

Summary of facilities' terms
	Commenced	Tenor (years)	Matures	Secured	Security	Interest payment basis	Interest charge	Repayment term	Repaid
Existing
R2.5 billion revolving credit facility – sustainability linked	May 2022	Five years	May 2027[2]	No	Unsecured	Variable	JIBAR[3] + 2.40%	On maturity	n/a
US$400 million facility – sustainability linked	May 2022	Five years	May 2027[2]	No	Unsecured	Variable		On maturity	n/a
– US$100 million term facility							SOFR + 2.85%
– US$300 million revolving credit facility							SOFR + 2.70%
R1.5 billion facility (green term loan)[1]	May 2022	Six years, six months	November 2028	No	Unsecured	Variable	JIBAR[3] + 2.65%	Bi-annual[4]	n/a
Matured
US$24 million Westpac loan	July 2018	Four years	July 2022	Yes	Cession and pledge of vehicles and machinery	Variable	LIBOR + 3.20%	Quarterly instalments	July 2022

[1] This facility can only be drawn down for qualifying projects.
[2]    During March 2024 a 12-month extension was granted from May 2026.
[3]    The interest rates of these facilities is expected to be impacted by the South African IBOR reform, where JIBAR is planned to be discontinued and replaced with the South African Rand Overnight Index Average (ZARONIA). As these facilities’ agreements makes provision for the use of replacement benchmarks for determining interest rates, the impact of the IBOR reform is expected to be immaterial.
[4]    Initially ten equal bi-annual instalments starting from May 2024 with the final instalment on maturity. As no drawdowns have occurred as of 30 June 2024, the first R150 million is no longer available.

Disclosure of Interest Bearing Borrowings

	SA Rand
Figures in million	2024	2023
Non-current borrowings
R2.5 billion facility – sustainability linked	—	—
Balance at beginning of year	—	—
Drawn down	300	700
Repayments	(300)	(700)
Amortisation of issue costs	16	7
Reclassification from prepayments (Trade receivables)	(16)	(7)

US$400 million facility – sustainability linked	1 785	5 592
Balance at beginning of year	5 592	3 180
Drawn down	—	2 919
Repayments	(3 747)	(1 345)
Amortisation of issue costs	23	19
Translation	(83)	819

Total non-current borrowings	1 785	5 592
Current borrowings
US$400 million facility – sustainability linked	9	103
Balance at beginning of year	103	—
Interest accrued	129	103
Interest paid	(224)	—
Translation	1	—
Westpac fleet loan	—	—
Balance at beginning of year	—	25
Repayments	—	(26)
Translation	—	1

Total current borrowings	9	103
Total interest-bearing borrowings	1 794	5 695

	SA Rand
Figures in million	2024	2023
The maturity of borrowings is as follows:
Current	9	103
Between one to two years	—	—
Between two to three years	1 785	5 592
Total	1 794	5 695
30    Borrowings continued
Interest-bearing borrowings continued

SA Rand
Figures in million	2024	2023
Undrawn committed borrowing facilities:
Expiring within one year[1]	1 350	—
Expiring after one year	7 958	5 883
Total	9 308	5 883
[1]    The ability to draw down from the green loan ends at the end of November 2024. However repayment of any drawn down amounts prior to this date will be in line with the original payment terms.

Disclosure of Effective Interest Rates

	2024	2023
Effective interest rates (%)
Westpac fleet loan	—	3.4
R2.5 billion RCF – sustainability linked	10.8	9.2
US$400 million – sustainability linked	8.2	6.8